Current and deferred income tax liability (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	$ (43,283)	$ (46,137)
Change in deferred tax liability	13,400	2,854
Ending Balance	(29,883)	(43,283)
Inventory
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	456	390
Change in deferred tax liability	98	66
Ending Balance	554	456
Other items
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	(121)	(364)
Change in deferred tax liability	26	243
Ending Balance	(95)	(121)
Provisions
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	929	672
Change in deferred tax liability	293	257
Ending Balance	1,222	929
Decommissioning liabilities
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	4,094	3,714
Change in deferred tax liability	(166)	380
Ending Balance	3,928	4,094
Non capital losses
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	6,675	9,910
Change in deferred tax liability	1,373	(3,235)
Ending Balance	8,048	6,675
Property, Plant, and equipment
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	(3,935)	(4,583)
Change in deferred tax liability	2,138	648
Ending Balance	(1,797)	(3,935)
Mining assets
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	(50,302)	(53,926)
Change in deferred tax liability	8,261	3,624
Ending Balance	(42,041)	(50,302)
Inventory
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	(2,939)	(3,287)
Change in deferred tax liability	922	348
Ending Balance	(2,017)	(2,939)
Other items
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	1,041	1,832
Change in deferred tax liability	589	(791)
Ending Balance	1,630	1,041
Deferred revenue
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	1,471	0
Change in deferred tax liability	(1,471)	1,471
Ending Balance	0	1,471
Provisions
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	(1,530)	(1,498)
Change in deferred tax liability	974	(32)
Ending Balance	556	(1,530)
Mining royalties
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	878	1,003
Change in deferred tax liability	363	(125)
Ending Balance	$ 1,241	$ 878